FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	May 16, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 29, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 5,162		$ 4,343
Corporate borrowings	4,977		4,571
Non-recourse borrowings	60,655		47,381
Financial liabilities	3,424		2,780
Lease liabilities	5,151		5,827
Interest Expense:
Corporate borrowings	3,291		3,116
Non-recourse borrowings	19,284		16,362
Subordinated notes, maturing March 15, 2055
Interest Expense:
Non-recourse borrowings	$ 300		$ 300	$ 300
Annual rate	6.80%		6.80%
Subordinated notes, maturing September 1, 2055
Interest Expense:
Non-recourse borrowings	$ 183	$ 250	$ 0
Annual rate	5.60%
Subordinated notes, maturing 2081
Interest Expense:
Non-recourse borrowings	$ 250		$ 250
Annual rate	5.00%		5.00%
Subordinated notes, maturing May 31, 2084
Interest Expense:
Non-recourse borrowings	$ 158		$ 158		$ 158	$ 158
Annual rate	7.30%		7.30%
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 4,596		$ 4,071
Corporate borrowings	735		850
Non-recourse borrowings	6,175		3,016
Financial liabilities	330		248
Lease liabilities	640		637
Interest Expense:
Corporate borrowings	220		223
Non-recourse borrowings	3,412		2,847
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	118		49
Corporate borrowings	328		0
Non-recourse borrowings	2,961		4,652
Financial liabilities	290		331
Lease liabilities	600		652
Interest Expense:
Corporate borrowings	218		223
Non-recourse borrowings	3,232		2,670
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	78		15
Corporate borrowings	1,384		1,587
Non-recourse borrowings	24,840		15,487
Financial liabilities	826		210
Lease liabilities	1,483		1,662
Interest Expense:
Corporate borrowings	517		572
Non-recourse borrowings	7,589		6,104
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	370		208
Corporate borrowings	2,530		2,134
Non-recourse borrowings	26,679		24,226
Financial liabilities	1,978		1,991
Lease liabilities	2,428		2,876
Interest Expense:
Corporate borrowings	2,336		2,098
Non-recourse borrowings	$ 5,051		$ 4,741